ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE

9.ACCOUNTS PAYABLE

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Payables for purchase of property, equipment and software	33,945	47,978
Payables for server custody fees	39,391	38,778
Payables for advertising expenses	16,458	25,164
Others	20,874	8,046
Total	110,668	119,966